Report of Independent Registered Public Accounting Firm

Shareholders of MainGate MLP Fund and
Board of Trustees of MainGate Trust
Memphis, TN

In planning and performing our audit of the financial statements of Maingate MLP Fund (the “Fund”) as of and for the year ended November 30, 2022, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), we considered the Fund's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (“GAAP”). A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Fund's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted the deficiencies described below in the Fund's internal control over financial reporting and its operation, that we consider to be material weaknesses as defined above as of November 30, 2022.  These material weaknesses were considered in determining the nature, timing, and extent of audit tests applied in our audit of the financial statements of the Fund as of and for the year ended November 30, 2022, and this does not affect our report, dated February 17, 2023, on those financial statements and financial highlights where distributions to shareholders is properly stated.

A material weakness exists in the design of controls over the income tax provision calculation, including but not limited to the characterization of distributions to the Fund’s shareholders as either ordinary income or return of capital.  The controls were not effectively designed or maintained to verify the accuracy of the underlying data used to prepare the tax provision and to ensure that the characterization of distributions to shareholders presented in the financial statements was accurate.

A material weakness exists in the design of controls over the preparation of the financial statements, including the financial highlights.  The controls were not effectively designed or maintained to verify the accuracy of the underlying data used to prepare the financial statements and financial highlights and to ensure that the amounts and disclosures presented in the financial statements and financial highlights were complete and accurate

Management has taken action to remediate the material weaknesses identified above which includes adding additional and enhancing existing controls over tax calculations and the financial statements and financial highlights, including implementing additional management reviews of underlying data used to calculate the tax provision and the characterization of distributions and the underlying data used to prepare the financial statements and financial highlights. Management noted that the material weaknesses did not impact the Fund’s net asset value or audited financial statements as of November 30, 2022.

This report is intended solely for the information and use of management and the Board of Trustees of Maingate MLP Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

(Signed BDO USA, LLP)

Memphis, TN
February 17, 2023